Derivative Liabilities (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Notes to Financial Statements
Derivative liability balance, Beginning	$ 897,968
Debt Discount	320,000
Derivative liability related to debt converted into common shares	(581,878)
Change in derivative liability	461,289
Derivative liability balance, end	$ 1,097,379